CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	$ 1,348,478	$ 4,877,809	$ 1,581,796
Operating Expenses:
Cost of services (exclusive of depreciation and amortization shown separately below)	529,023	1,571,166	853,370
Research and development	777,800	1,766,164	1,126,914
Selling, general, and administrative	3,281,661	9,014,894	6,102,937
Depreciation and amortization	203,106	547,737	422,727
Total Operating Expenses	4,791,590	12,899,961	8,505,948
Operating Loss	(3,443,112)	(8,022,152)	(6,924,152)
Non-Operating Income (Expense):
Interest income (expense)	(2,889)	(9,202)	(43,850)
Change in fair value of warrant liability	11,307	88,367	(54,372)
Grant income			61,601
Impairment of digital assets	(1,260)	(25,144)
Other income	3,546	16,160	10,865
Other expense	(7,484)	(102,269)	(85,217)
Total Other Income (Expense), Net	3,220	(32,088)	(110,973)
Net Loss before Taxes	(3,439,892)	(8,054,240)	(7,035,125)
Net loss including noncontrolling interest	(3,439,892)	(8,054,240)	(7,035,125)
Net loss attributable to non-controlling interest			(1,304)
Net loss attributable to T Stamp Inc.	$ (3,439,892)	$ (8,054,240)	$ (7,033,821)
Basic net loss per share attributable to T Stamp Inc.	$ (0.15)	$ (0.35)	$ (0.37)
Diluted net loss per share attributable to T Stamp Inc.	$ (0.15)	$ (0.35)	$ (0.37)
Weighted-average shares used to compute basic net loss per share	23,467,324	23,163,414	18,847,797
Weighted-average shares used to compute diluted net loss per share	23,467,324	23,163,414	18,847,797